COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Commitments [Abstract]
Disclosure of commitments and payments due by period

	December 31, 2017	December 31, 2016
Purchase obligations	$76.4	$53.2
Capital expenditure obligations	29.7	4.6
Operating leases	17.5	4.3
	$123.6	$62.1

Commitments – payments due by period

	Payments due by period
As at December 31, 2017	Total	<1 yr	1-2 yrs	3-5 yrs	>5 yrs
Purchase obligations	$76.4	$75.2	$0.7	$0.3	$0.2
Capital expenditure obligations	29.7	23.7	3.5	2.5	—
Operating leases	17.5	4.5	10.5	2.5	—
	$123.6	$103.4	$14.7	$5.3	$0.2

Disclosure of Royalty Expense Commitments
Production from certain mining operations is subject to third party royalties (included in the Cost of sales) based on various methods of calculation summarized as follows:

	December 31, 2017	December 31, 2016
Essakane[1]	$22.3	$22.3
Rosebel[2]	22.0	21.1
	$44.3	$43.4

1
Royalty based on a percentage of gold sold applied to the gold market price the day before shipment; the royalty percentage varies according to the gold market price: 3% if the gold market price is lower or equal to $1,000 per ounce, 4% if the gold market price is between $1,000 and $1,300 per ounce, or 5% if the gold market price is above $1,300 per ounce.

2
2% in-kind royalty per ounce of gold production and price participation of 6.5% on the amount exceeding a market price of $425 per ounce when applicable, using for each calendar quarter the average market price determined by the London Gold Fix P.M. In addition, 0.25% of all minerals produced at Rosebel are payable to a charitable foundation for the purpose of promoting local development of natural resources within Suriname.